Notes to the consolidated financial statements	3 Months Ended
Mar. 31, 2024
Notes to the consolidated financial statements
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contracts with customers

The Group recognized the following revenues:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Belgium
GSK	6,473	8,895
Switzerland
CRISPR	209	3,478
Netherlands
Genmab	447	—
Total	7,129	12,373

During the three months ended March 31, 2024, the Company recognized revenues over-time (i) EUR 7,692k (March 31, 2023: EUR 4,148k) related to delivery of research and development services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below) and (ii) EUR 2,741k (March 31, 2023: EUR 2,849k) from those research and development services considered distinct within the agreements and recognized revenues at point-in-time (iii) EUR 1,940k (March 31, 2023: EUR 132k) related to delivery of products.

Of the total revenues recognized, in the three months ended March 31, 2024, EUR 8,895k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (“GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). The upfront payment, attributable to research and development services combined with an IP license, and each development milestones reached, are recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the three months ended March 31, 2023, revenue consisted of EUR 6,473k primarily recognized from the upfront payments under both collaboration agreements with GSK.

The Group has received upfront and milestone payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and	Revenue recognized from
		milestone payments included	milestone payments included	upfront and milestone payments
	Upfront and milestone	in contract	in contract	for three months ended
	payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2024	December 31, 2023	March 31, 2024	2023	2024

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 220,000k	88,715	82,560	3,624	6,154
CRISPR	USD 6,500k (EUR 5,783k)*	1,582	1,881	77	1,538
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383	447	—
Total		92,680	86,825	4,148	7,692
*	Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	March 31,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	14,644
Contract assets	2,758	2,538
Contract liabilities	92,680	86,825

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(8,188)	(12,395)
Materials	(4,534)	(5,369)
Third-party services	(5,453)	(21,366)
Maintenance and lease	(580)	(1,198)
Amortization and depreciation	(1,170)	(1,028)
Other	(710)	(333)
Total	(20,634)	(41,690)

For the three months ended March 31, 2024, cost of sales increased in comparison to corresponding period in 2023. This increase was primarily attributable to the increase of the CMO provision (refer to Note 12 for further information) and higher personnel expenses related to the voluntary leaver program initiated in March 2024.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(716)	(850)
Amortization and depreciation	—	—
Other	(108)	(105)
Total	(824)	(955)

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Materials	(3,489)	(5,561)
Personnel	(11,037)	(9,058)
Amortization and depreciation	(1,725)	(1,840)
Patents and fees to register/protect a legal right	(857)	(4,459)
Third-party services	(4,692)	(4,684)
Maintenance and lease	(1,766)	(2,021)
Other	(684)	(201)
Total	(24,251)	(27,825)

During the three months ended March 31, 2024, research and development expenses increased in comparison to the same period of 2023 due to increased expenses related to the IP litigations.

The decrease in personnel expense quarter over quarter is primarily due to the reimbursement from GSK on the development costs incurred by CureVac related to CV2CoV, or GSK II. Since the first EUR 100,000k on development costs of GSK II was achieved in August 2023, CureVac recognized GSK’s reimbursement on GSK II as an offset against research and development expenses.

As of March 31, 2024, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(9,098)	(6,171)
Maintenance and lease	(1,301)	(1,044)
Third-party services	(7,002)	(7,619)
Legal and other professional services	(1,629)	(1,501)
Amortization and depreciation	(3,106)	(2,231)
Other	(1,152)	(553)
Total	(23,287)	(19,119)

Personnel expenses decreased due to (i) share-based payment expense was lower compared to prior year period (refer to Note 5 for further details) and (ii) lower workforce in the Board of Management as well as in the corporate service functions.

Others include mainly expenses for D&O insurance and allocations.

3.6 Other operating income

Other operating income consist of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Compensation for CMO/Material transfer	1,544	2,848
Cost Reimbursement Claim	—	700
Sale of equipment	308	222
Other	154	362
Total	2,006	4,132